General and Administrative Expenses - Summary of Mileage Stock (Details) ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩) yr shares	Dec. 31, 2024 KRW (₩)
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	106,278
Remaining shares	50,005
Explanation of effect of mileage stock on financial positions	Mileage stock is exercisable for four years after one year from the grant date at the closing price of the end of the previous month. However, mileage stock can be exercised at the closing price of the end of the previous month on the date of occurrence of retirement or transfer despite a one-year lock-up period.
Liabilities from mileage stock | ₩	₩ 6,236	₩ 5,067
Explanation of effect of mileage stock on profit or loss	Assessed based on the stock price as of December 31, 2025. These shares are vested immediately at grant date.
Expense from mileage stock transactions with employees | ₩	₩ 3,276	₩ 3,183
Stock Granted in 202001
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	17,523
Remaining shares	10,717
Stock Granted in 202002
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	297
Remaining shares	215
Stock Granted in 202003
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	89
Remaining shares	50
Stock Granted in 202004
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	38
Remaining shares	38
Stock Granted in 202005
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	141
Remaining shares	91
Stock Granted in 202006
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	14
Remaining shares	8
Stock Granted in 202007
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	55
Remaining shares	44
Stock Granted in 202008
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	26
Remaining shares	26
Stock Granted in 202009
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	88
Remaining shares	88
Stock Granted in 202010
Disclosure of terms and conditions of mileage stock [line items]
Number of granted shares	73
Remaining shares	72
Stock Granted In 202101
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 15, 2021
Number of granted shares	28,156
Remaining shares	8,439
Stock Granted In 202101 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202101 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.04
Stock Granted In 202102
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 05, 2021
Number of granted shares	89
Remaining shares	53
Stock Granted In 202102 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202102 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.26
Stock Granted In 202103
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 01, 2021
Number of granted shares	54
Remaining shares	18
Stock Granted In 202103 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202103 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.5
Stock Granted In 202104
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 02, 2021
Number of granted shares	11
Remaining shares	8
Stock Granted In 202104 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202104 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.5
Stock Granted In 202105
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 27, 2021
Number of granted shares	70
Remaining shares	25
Stock Granted In 202105 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202105 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.57
Stock Granted In 202106
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 01, 2021
Number of granted shares	71
Remaining shares	53
Stock Granted In 202106 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202106 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.83
Stock Granted In 202107
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 16, 2021
Number of granted shares	53
Remaining shares	3
Stock Granted In 202107 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202107 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.87
Stock Granted In 202108
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 03, 2021
Number of granted shares	91
Remaining shares	39
Stock Granted In 202108 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202108 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.92
Stock Granted In 202109
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 06, 2021
Number of granted shares	87
Remaining shares	25
Stock Granted In 202109 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202109 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.93
Stock Granted In 202110
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 30, 2021
Number of granted shares	76
Remaining shares	38
Stock Granted In 202110 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202110 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0.99
Stock granted in 202202
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 04, 2022
Number of granted shares	65
Remaining shares	33
Stock granted in 202202 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202202 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.25
Stock granted in 202203
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 19, 2022
Number of granted shares	33
Remaining shares	20
Stock granted in 202203 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202203 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.3
Stock granted in 202204
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Aug. 03, 2022
Number of granted shares	62
Remaining shares	6
Stock granted in 202204 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202204 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.59
Stock granted in 202205
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Aug. 09, 2022
Number of granted shares	80
Remaining shares	17
Stock granted in 202205 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202205 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.6
Stock granted in 202206
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Oct. 19, 2022
Number of granted shares	55
Remaining shares	5
Stock granted in 202206 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202206 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.8
Stock granted in 202207
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 01, 2022
Number of granted shares	177
Remaining shares	52
Stock granted in 202207 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202207 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.83
Stock granted in 202208
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 01, 2022
Number of granted shares	49
Remaining shares	48
Stock granted in 202208 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202208 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.92
Stock granted in 202209
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 06, 2022
Number of granted shares	88
Remaining shares	8
Stock granted in 202209 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202209 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.93
Stock granted in 202210
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 12, 2022
Number of granted shares	114
Remaining shares	48
Stock granted in 202210 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202210 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.95
Stock granted in 202211
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 15, 2022
Number of granted shares	42
Remaining shares	23
Stock granted in 202211 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202211 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.95
Stock granted in 202212
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 30, 2022
Number of granted shares	114
Remaining shares	25
Stock granted in 202212 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202212 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.99
Stock Granted In 202201 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 14, 2022
Number of granted shares	20,909
Remaining shares	9,025
Stock Granted In 202201 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202201 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	1.04
Stock granted in 202301
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 09, 2023
Number of granted shares	23,071
Remaining shares	8,063
Stock granted in 202301 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202301 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.02
Stock granted in 202302
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 14, 2023
Number of granted shares	742
Remaining shares	313
Stock granted in 202302 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202302 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.04
Stock granted in 202303
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Mar. 27, 2023
Number of granted shares	58
Remaining shares	37
Stock granted in 202303 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202303 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.23
Stock granted in 202304
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Mar. 31, 2023
Number of granted shares	97
Remaining shares	39
Stock granted in 202304 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202304 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.24
Stock granted in 202305
Disclosure of terms and conditions of mileage stock [line items]
Grant date	May 04, 2023
Number of granted shares	105
Remaining shares	22
Stock granted in 202305 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202305 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.34
Stock granted in 202306
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 03, 2023
Number of granted shares	63
Remaining shares	21
Stock granted in 202306 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202306 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.5
Stock granted in 202307
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 26, 2023
Number of granted shares	38
Remaining shares	24
Stock granted in 202307 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202307 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.56
Stock granted in 202308
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 31, 2023
Number of granted shares	220
Remaining shares	62
Stock granted in 202308 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202308 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.58
Stock granted in 202309
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Oct. 20, 2023
Number of granted shares	80
Remaining shares	42
Stock granted in 202309 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202309 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.8
Stock granted in 202310
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 01, 2023
Number of granted shares	78
Remaining shares	39
Stock granted in 202310 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202310 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.83
Stock granted in 202311
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 01, 2023
Number of granted shares	49
Remaining shares	36
Stock granted in 202311 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202311 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.92
Stock granted in 202312
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 13, 2023
Number of granted shares	115
Remaining shares	29
Stock granted in 202312 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202312 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.95
Stock granted in 202313
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 14, 2023
Number of granted shares	57
Remaining shares	50
Stock granted in 202313 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202313 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.95
Stock granted in 202314
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 27, 2023
Number of granted shares	19
Remaining shares	14
Stock granted in 202314 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202314 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.99
Stock granted in 202315
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 28, 2023
Number of granted shares	162
Remaining shares	71
Stock granted in 202315 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202315 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.99
Stock granted in 202316
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 29, 2023
Number of granted shares	95
Remaining shares	76
Stock granted in 202316 | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock granted in 202316 | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	2.99
Stock Granted In 202401 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 13, 2024
Stock Granted In 202401 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202401 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.03
Stock Granted In 202402 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 31, 2024
Stock Granted In 202402 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202402 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.08
Stock Granted In 202404 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 01, 2024
Stock Granted In 202404 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202404 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.5
Stock Granted In 202405 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Aug. 01, 2024
Stock Granted In 202405 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202405 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.58
Stock Granted In 202406 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Sep. 02, 2024
Stock Granted In 202406 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202406 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.67
Stock Granted In 202407 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 01, 2024
Stock Granted In 202407 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202407 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.84
Stock Granted In 202408 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 04, 2024
Stock Granted In 202408 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202408 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.93
Stock Granted In 202409 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 19, 2024
Stock Granted In 202409 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202409 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.97
Stock Granted In 202410 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 30, 2024
Stock Granted In 202410 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202410 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4
Stock Granted In 202403 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 01, 2024
Stock Granted In 202403 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202403 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	3.25
Stock Granted In 202501 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jan. 11, 2025
Number of granted shares	11,977
Remaining shares	11,358
Stock Granted In 202501 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202501 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.03
Stock Granted In 202502 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Feb. 06, 2025
Number of granted shares	162
Remaining shares	162
Stock Granted In 202502 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202502 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.1
Stock Granted In 202503 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Apr. 01, 2025
Number of granted shares	38
Remaining shares	25
Stock Granted In 202503 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202503 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.25
Stock Granted In 202504 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	May 09, 2025
Number of granted shares	13
Remaining shares	13
Stock Granted In 202504 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202504 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.35
Stock Granted In 202505 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Jul. 01, 2025
Number of granted shares	18
Remaining shares	18
Stock Granted In 202505 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202505 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.5
Stock Granted In 202506 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Nov. 03, 2025
Number of granted shares	26
Remaining shares	26
Stock Granted In 202506 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202506 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.84
Stock Granted In 202507 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 05, 2025
Number of granted shares	21
Remaining shares	21
Stock Granted In 202507 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202507 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.93
Stock Granted In 202508 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 26, 2025
Number of granted shares	68
Remaining shares	68
Stock Granted In 202508 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202508 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.99
Stock Granted In 202509 [Member]
Disclosure of terms and conditions of mileage stock [line items]
Grant date	Dec. 29, 2025
Number of granted shares	16
Remaining shares	16
Stock Granted In 202509 [Member] | Minimum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	0
Stock Granted In 202509 [Member] | Maximum
Disclosure of terms and conditions of mileage stock [line items]
Expected exercise period (Years) | yr	4.99